Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2013	$ 363,390	$ 453	$ 291,731	$ 71,214	$ (8)
Balance (in shares) at Dec. 31, 2013		45,272,735
Shares issued on exercise of options (in shares)	15,000	15,000
Shares issued on exercise of options	$ 89		89
Cancellation of shares	(17,880)	$ (27)	(17,853)
Cancellation of shares (in shares)		(2,669,413)
Stock-based compensation expenses	309		309
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(25,588)			(25,588)
Cash dividends declared ($0.08 per share)	(3,409)			(3,409)
Cash dividends reversal	41			41
Balance at Dec. 31, 2014	$ 316,952	$ 426	274,276	42,258	(8)
Balance (in shares) at Dec. 31, 2014		42,618,322
Shares issued on exercise of options (in shares)	600,000	600,000
Shares issued on exercise of options	$ 3,996	$ 6	3,990
Cancellation of shares	(36,736)	$ (65)	(36,671)
Cancellation of shares (in shares)		(6,518,750)
Stock-based compensation expenses	1,685		1,685
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(13,158)			(13,158)
Cash dividends declared ($0.08 per share)	(2,936)			(2,936)
Cash dividends reversal	179			179
Accumulated other comprehensive loss	(4,417)				(4,417)
Balance at Dec. 31, 2015	$ 265,565	$ 367	243,280	26,343	(4,425)
Balance (in shares) at Dec. 31, 2015	36,699,572	36,699,572
Shares issued on exercise of options (in shares)	471,869	471,869
Shares issued on exercise of options	$ 3,288	$ 4	3,284
Cancellation of shares	(6,258)	$ (7)	(6,251)
Cancellation of shares (in shares)		(724,750)
Stock-based compensation expenses	1,223		1,223
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(9,534)			(9,534)
Cash dividends declared ($0.08 per share)	(10,205)			(10,205)
Cash dividends reversal	3			3
Accumulated other comprehensive loss	(7,736)				(7,736)
Balance at Dec. 31, 2016	$ 236,346	$ 364	$ 241,536	$ 6,607	$ (12,161)
Balance (in shares) at Dec. 31, 2016	36,446,691	36,446,691